BUSINESS COMBINATIONS (Details Narrative) - USD ($)		4 Months Ended	9 Months Ended		12 Months Ended
	May 19, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Professional fees			$ 2,131,902	$ 103,247
Revenue		$ 935,209
Gross profit		$ 546,902	864,440	$ (44,159)
Share based compensation pro forma					$ 5,590,485
Goodwill impairment loss pro forma					15,669,287
Goodwill [Member]
Business Acquisition [Line Items]
Professional fees			$ 450,000
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Voting interest, rate	65.00%
Professional fees					265,575	$ 30,503
Gross profit					$ (4,740)	$ (1,969)
Titan Trucking LLC [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	10 years
Discount rate	19.80%
Titan Trucking LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Discount rate	19.80%
Pre-tax royalty rate	1.00%
Titan Trucking LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	5 years
Discount rate	19.80%
Series C Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, new issues	630,900
Series C Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member] | Chief Executive Officer [Member]
Business Acquisition [Line Items]
Stock compensation	70,100